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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/99
Check here if Amendment [x]; Amendment Number:  3
This Amendment (Check only one.): [ ] is a restatement.
[x] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: NEUMEIER INVESTMENT COUNSEL LLC
Address: 26435 CARMEL RANCHO BLVD.
         CARMEL, CA  93923
Form 13F File Number: 28-4792
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:  PETER NEUMEIER
Title:   PRESIDENT
Phone:    831-625-6355
Signature, Place, and Date of Signing:
/s/ PETER NEUMEIER              CARMEL, CALIFORNIA                       2/14/00
[Signature] [City, State] [Date]
Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


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[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-4792 NEUMEIER INVESTMENT COUNSEL LLC
[Repeat as necessary.]


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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:     0
Form 13F Information Table Entry Total:   31
Form 13F Information Table Value Total: $286005
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name
     28-4792 NEUMEIER INVESTMENT COUNSEL LLC
[Repeat as necessary.


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
                                            FORM 13F INFORMATION TABLE

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COLUMN 1                                       COLUMN 2       COLUMN 3       COLUMN 4              COLUMN 5          COL.6
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                                                                              VALUE         SHARES/    SH/    PUT/   INVSTMT
NAME OF ISSUER                              TITLE OF CLASS     CUSIP         (x$1000)      PRN AMT     PRN    CALL   DSCRETN
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
Acceptance Insurance Companies                 COM           004308102          501          87200                    87200
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Anchor Gaming                                  COM           033037102         9224         212350                    212350
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Arthur J. Gallagher                            COM           363576109        15271         235850                    235850
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Astec Industries                               COM           046224101         4515         240000                    240000
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Burlington Coat Factory                        COM           121579106         7309         526760                    526760
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Claires Stores Inc.                            COM           179584107        11141         497900                    497900
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Dentsply International                         COM           249030107         9960         421600                    421600
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Doral Financial Corporation                    COM           25811P100         7069         574100                    574100
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Furniture Brands International                 COM           360921100        11649         529500                    529500
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Goody's Family Clothing                        COM           382588101         1696         315500                    315500
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Harman International                           COM           413086109        21492         382925                    382925
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HCC Insurance Holdings                         COM           404132102         7156         542600                    542600
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Hon Industries Inc.                            COM           438092108        12875         586900                    586900
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ICN Pharmaceuticals Inc.                       COM           448924100         9500         375325                    375325
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Imperial Bancorp                               COM           452556103        13848         573999                    573999
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Interstate Bakeries                            COM           46072H108         9945         548700                    548700
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Jacobs Engineering Group                       COM           469814107        11901         366200                    366200
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Kenneth Cole Productions                       COM           193294105         2535          55400                     55400
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Manitowoc Inc.                                 COM           563571108         3740         110000                    110000
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Monaco Coach Corp.                             COM           60886R103         3798         148200                    148200
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Orbotech Ltd.                                  ORD           M75253100        21258         274300                    274300
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Pittson Brinks Group                           COM           725701106        11218         509900                    509900
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Quanex Corporation                             COM           747620102         8706         341400                    341400
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Russ Berrie & Co. Inc.                         COM           782233100         9166         349200                    349200
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Southdown Inc.                                 COM           841297104        11030         213650                    213650
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St. Francis Capital Corp.                      COM           789374105         3364         180600                    180600
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

--------------------------------------------------------------------------------
COLUMN 1                                  COLUMN 7                COLUMN 8
--------------------------------------------------------------------------------
                                          OTHER            VOTING AUTHORITY
                                          MANAGERS     -------------------------
NAME OF ISSUER                             NONE         SOLE   SHARED   NONE
--------------------------------------------------------------------------------
Acceptance Insurance Companies                         71100    16100
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Anchor Gaming                                         160700    51650
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Arthur J. Gallagher                                   183000    52850
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Astec Industries                                      182000    58000
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Burlington Coat Factory                               373960   152800
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Claires Stores Inc.                                   303000   194900
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Dentsply International                                266400   155200
--------------------------------------------------------------------------------
Doral Financial Corporation                           344300   229800
--------------------------------------------------------------------------------
Furniture Brands International                        336600   192900
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Goody's Family Clothing                               218700    96800
--------------------------------------------------------------------------------
Harman International                                  244600   138325
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HCC Insurance Holdings                                332300   210300
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Hon Industries Inc.                                   385600   201300
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ICN Pharmaceuticals Inc.                              246700   128625
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Imperial Bancorp                                      355629   218370
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Interstate Bakeries                                   344900   203800
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Jacobs Engineering Group                              236500   129700
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Kenneth Cole Productions                               34300    21100
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Manitowoc Inc.                                         60700    49300
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Monaco Coach Corp.                                    106200    42000
--------------------------------------------------------------------------------
Orbotech Ltd.                                         172700   101600
--------------------------------------------------------------------------------
Pittson Brinks Group                                  325500   184400
--------------------------------------------------------------------------------
Quanex Corporation                                    222300   119100
--------------------------------------------------------------------------------
Russ Berrie & Co. Inc.                                185700   163500
--------------------------------------------------------------------------------
Southdown Inc.                                        132300    81350
--------------------------------------------------------------------------------
St. Francis Capital Corp.                              90400    90200
--------------------------------------------------------------------------------


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
                                            FORM 13F INFORMATION TABLE

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COLUMN 1                     COLUMN 2     COLUMN 3   COLUMN 4      COLUMN 5       COL.6     COLUMN 7              COLUMN 8
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                                                                                            OTHER             VOTING AUTHORITY
                                                     VALUE     SHARES/ SH/  PUT/  INVSTMT   MANAGERS    ----------------------------
NAME OF ISSUER            TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN    NONE          SOLE       SHARED    NONE
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
Sterling Software Inc.        COM        859547101    17668   560900              560900                   364000     196900
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Superior Industries           COM        868168105    11650   434500              434500                   276600     157900
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Vans Inc.                     COM        921930103     5455   445300              445300                   309900     135400
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Wilmington Trust              COM        971807102    10367   214850              214850                   134000      80850
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World Fuel Services Corp.     COM        981475106      998   133050              133050                   118200      14850
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